Cover	Apr. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2020
Entity File Number	001-33013
Entity Registrant Name	FLUSHING FINANCIAL CORPORATION
Entity Central Index Key	0000923139
Entity Tax Identification Number	11-3209278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	0 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	718
Local Phone Number	961-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FFIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false